ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2013	2014

Accrued payroll and welfare	$4,418,668	$3,121,361
Customer deposits	6,592,490	5,693,664
Accrued penalty for the early termination of exclusive agency agreement (Note 19 (d))	-	10,386,179
Accrued expenses	6,730,076	8,381,767
Other current liabilities	2,274,887	4,565,222
	$20,016,121	$32,148,193